Segment information (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current assets	$ 35,035,209	$ 19,167,466
Australia
Statement [Line Items]
Non-current assets	25,162,805	10,724,623
Nigeria
Statement [Line Items]
Non-current assets	178,205	687,838
Canada
Statement [Line Items]
Non-current assets	1,942,184	933,106
USA
Statement [Line Items]
Non-current assets	2,298,515	2,340,748
Brazil
Statement [Line Items]
Non-current assets	637,338	675,358
South Africa
Statement [Line Items]
Non-current assets	1,914,844	764,016
Peru
Statement [Line Items]
Non-current assets	1,545,609	1,500,000
Caymon Islands
Statement [Line Items]
Non-current assets	$ 1,355,709	$ 1,541,777